CONVERTIBLE SENIOR DEBENTURES	0 Months Ended
Dec. 31, 2011
Convertible Senior Debentures [Abstract]
Convertible Senior Debentures

NOTE 11—CONVERTIBLE SENIOR DEBENTURES:

<>As detailed below, Teva issued convertible senior debentures unconditionally guaranteed by the Company as to payment of all principal, interest, premium and additional amounts (as defined), if any. Interest on each of the debentures is payable on a semi-annual basis. Unless previously redeemed or repurchased, under certain circumstances set forth in the related offering document, holders of the debentures may convert them into shares at the conversion prices detailed below.

<>As further described in the below table, Teva may redeem some or all of its debentures from and after a certain date. Similarly, holders of Teva's debentures may require Teva to repurchase their debentures on certain dates, as described below, as well as upon the occurrence of certain events specified in the relevant offering document. With respect to its debentures due 2024, Teva may elect to pay the required repurchase price either in cash or Teva shares (as set forth in the related offering document); with respect to its debentures due 2026, Teva must pay the repurchase price in cash.

<>Convertible senior debentures issued during 2006 have no contingent feature and are convertible at any time.

<>The main terms of these debentures are summarized in the following table:

NOTE 11—CONVERTIBLE SENIOR DEBENTURES:
	December 31,
	2011	2010
	U.S. $ in millions
0.25% Convertible Senior Debentures due 2026 **	$530	$530
0.25% Convertible Senior Debentures due 2024	1	10
0.50% Convertible Senior Debentures due 2024	*	3
1.75% Convertible Senior Debentures due 2026	-	809
	531	1,352
Less—current portion (included under “short-term debt”)	(531)	(1,339)
Long-term Liabilities	$0	$13

* Represents an amount of less than $0.5.
** These convertible senior debentures due 2026 include a “net share settlement” feature according to which the principal of the debentures will be paid in cash and in the case of conversion, only the residual conversion value above the principal will be paid in Teva shares. Due to the “net share settlement” feature, these convertible senior debentures are classified under convertible senior debentures -short term. The earliest redemption date for the debentures by its holders is February 1, 2016.

During 2011, 2010 and 2009, convertible senior debentures were redeemed or converted as follows:
	Year ended December 31,
	2011		2010		2009
	Principal amount redeemed/converted	Number of shares converted into	Principal amount converted	Number of shares converted into	Principal amount converted	Number of shares converted into

	(U.S. $ and shares in millions)
1.75% Convertible Senior Debentures due 2026	$814	1	$-	-	$-	-
0.25% Convertible Senior Debentures due 2024	9	1	57	2	553	16
0.50% Convertible Senior Debentures due 2024	3	*	34	1	412	11
0.25% Convertible Senior Debentures due 2026	*	*	45	*	0	0
	$826	2	$136	3	$965	27

* Represents an amount of less than 0.5.